Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
RMB
Balance as of January 1, 2011	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589
Gross increase in prior-period tax positions	3,146
Balance as of December 31, 2013	50,735

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current tax expense	100,461	56,467	29,436
Deferred tax income	(16,431)	(6,094)	(2,278)
Income tax expense	84,030	50,373	27,158

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	4,942	4,858
Less: valuation allowances	—	—
Current deferred tax asset, net	4,942	4,858

Non-current deferred tax assets:
Operating loss carryforward	22,826	36,053
Less: valuation allowances	(18,859)	(32,671)
Non-current deferred tax asset, net	3,967	3,382
Total	8,909	8,240

Deferred tax liabilities:
Intangible assets, net	8,592	5,646
Investment income	18,162	18,162
Total	26,754	23,808

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	(674,306)	160,452	106,521
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(168,576)	40,113	26,630
Expenses not deductible for tax purposes:
Entertainment	659	668	494
Goodwill and unamortized intangible asset impairment	255,272	—	—
Other	3,579	3,312	1,635
Tax exemption and tax relief:
Tax rate differential	(30,140)	(3,947)	(16,347)
Change in valuation allowance	13,654	5,003	13,812
Uncertain tax provisions	8,367	4,003	3,148
Other	1,215	1,221	(2,214)
Income tax expense	84,030	50,373	27,158